SUBSEQUENT EVENTS (Details Narrative) - USD ($)		12 Months Ended
	Mar. 04, 2025	Dec. 31, 2024
Class A Preferred Stock [Member]
Common stock shares issued during period		8,435,279
Total purchase price		$ 40,337
Conversion of shares into convertible notes		16,214,200
Convertible Preferred Stock, Shares		648,568
Subsequent Event [Member]
Principal amount of the convertible promissory note	$ 85,050
Maturity term period	Dec. 15, 2025
Conversion rate of market price	75.00%
Interest rate	8.00%